8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Paul W. Kuhn Chief Executive Officer, Director
Aggregate value of transaction - Short-term employee benefits	$ 253,968	$ 265,828	$ 265,571
Aggregate value of transaction - Post-employment benefits	0	0	0
Aggregate value of transaction - Other long-term benefits	0	0	0
Aggregate value of transaction - Termination benefits	0	0	0
Aggregate value of transaction - Other expenses	61,430	53,262	67,972
Aggregate value of transaction - Share-based payments	11,505	16,880	16,270
Aggregate value of transaction - Total	326,903	335,970	349,813
Winnie Wong, Chief Financial Officer
Aggregate value of transaction - Short-term employee benefits	0	0	0
Aggregate value of transaction - Post-employment benefits	0	0	0
Aggregate value of transaction - Other long-term benefits	0	0	0
Aggregate value of transaction - Termination benefits	0	0	0
Aggregate value of transaction - Other expenses	0	0	0
Aggregate value of transaction - Share-based payments	9,588	12,660	16,270
Aggregate value of transaction - Total	$ 9,588	$ 12,660	$ 16,270